Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 189,763	$ 187,777	$ 289,676	$ 202,107
Restricted cash - Carrying Amount	12,910	9,996
Investments - Carrying Amount	1,000	1,000
Debt - Carrying amount	(1,763,082)	(1,766,043)
Cash and cash equivalents - Fair Value	189,763	187,777
Restricted cash - Fair value	12,910	9,996
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,762,938)	$ (1,765,726)